Provisions (Narrative) (Detail)	3 Months Ended
Jun. 30, 2020
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs. Onerous contracts for property are recognized when UBS AG is committed to pay for non-lease components, such as utilities, service charges, taxes and maintenance, when a property is vacated or not fully recovered from sub-tenants.